CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIENCY) (Parenthetical) - ₪ / shares	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Statement of changes in equity [abstract]
Ordinary shares, par value	₪ 0.01	₪ 0.01	₪ 0.01